GMO Opportunistic Income Fund Average Annual Total Returns		12 Months Ended	35 Months Ended	43 Months Ended	60 Months Ended	62 Months Ended	120 Months Ended	159 Months Ended
	Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%			(0.33%)		1.35%
Class III
Prospectus [Line Items]
Average Annual Return, Percent		5.97%	3.61%
Performance Inception Date	Feb. 01, 2022
Class III | Bloomberg U.S. Securitized Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.46%	(1.50%)
Class III | Bloomberg U.S. Aggregate Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(1.73%)
Class VI
Prospectus [Line Items]
Average Annual Return, Percent		6.11%			3.40%		3.80%	4.50%
Performance Inception Date	Oct. 03, 2011
Class VI | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.86%			1.54%		2.15%	2.92%
Class VI | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.59%			1.81%		2.21%	2.86%
Class VI | Bloomberg U.S. Securitized Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.46%			(0.59%)		1.00%	1.38%
Class VI | Bloomberg U.S. Aggregate Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%			(0.33%)		1.35%	1.67%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		5.96%		3.17%
Performance Inception Date	May 19, 2021
Class R6 | Bloomberg U.S. Securitized Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.46%		(1.67%)
Class R6 | Bloomberg U.S. Aggregate Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%		(1.61%)
Class I
Prospectus [Line Items]
Average Annual Return, Percent		5.83%			3.19%	3.10%
Performance Inception Date	Nov. 05, 2019
Class I | Bloomberg U.S. Securitized Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.46%			(0.59%)	(0.46%)
Class I | Bloomberg U.S. Aggregate Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%			(0.33%)	(0.19%)